SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenues, net	£ 422,859	£ 1,294,770
Affiliate revenues, net
Disaggregation of Revenue [Line Items]
Total revenues, net	345,009	907,388
Advertising revenues
Disaggregation of Revenue [Line Items]
Total revenues, net	£ 77,850	£ 387,382